Right-of-use assets - Depreciation charge of right-of-use assets by class of underlying asset (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset	¥ 239,787,000	¥ 971,471,000	¥ 684,462,000	¥ 334,193,000
Depreciation right of use assets, net of capitalized	217,183,000	926,261,000	639,250,000	288,985,000
Less: amount capitalized as construction in progress	(22,604,000)	(45,210,000)	(45,212,000)	(45,208,000)
Interest on lease liabilities	25,112,000	126,829,000	91,623,000	34,396,000
Expense relating to short-term leases	13,729,000	108,656,000	75,755,000	15,322,000
Variable lease payments not included in the measurement of lease liabilities	24,802,000	46,313,000	47,314,000	18,614,000
Right-of-use assets		5,121,039,000	4,172,083,000
Property
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset	215,399,000	918,624,000	637,772,000	285,393,000
Warehouse equipment
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset	1,784,000	¥ 7,637,000	1,478,000	3,592,000
Lease term of right of use assets		3 years
Land use right
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset	¥ 22,604,000	¥ 45,210,000	45,212,000	¥ 45,208,000
Lease term of right of use assets		40 years
Self operated stores
Right-of-use assets
Right-of-use assets		¥ 3,210,178,000	¥ 2,264,064,000
Minimum
Right-of-use assets
Variable lease payments (as a percentage)		3.00%
Minimum | Self operated stores
Right-of-use assets
Lease term of right of use assets		2 years
Minimum | Office space
Right-of-use assets
Lease term of right of use assets		1 year
Minimum | Warehouse storage
Right-of-use assets
Lease term of right of use assets		1 year
Maximum
Right-of-use assets
Variable lease payments (as a percentage)		18.00%
Maximum | Self operated stores
Right-of-use assets
Lease term of right of use assets		12 years
Maximum | Office space
Right-of-use assets
Lease term of right of use assets		7 years
Maximum | Warehouse storage
Right-of-use assets
Lease term of right of use assets		7 years